Document and Entity Information	Aug. 16, 2022
Cover [Abstract]
Amendment Flag	false
Entity Central Index Key	0001837238
Document Type	8-K
Document Period End Date	Aug. 16, 2022
Entity Registrant Name	SVF INVESTMENT CORP. 2
Entity Incorporation State Country Code	E9
Entity File Number	001-40174
Entity Tax Identification Number	98-1572382
Entity Address, Address Line One	1 Circle Star Way
Entity Address, City or Town	San Carlos
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	94070
City Area Code	(650)
Local Phone Number	562-8100
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Class A ordinary shares, par value $0.0001 per share
Trading Symbol	SVFB
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	true
Entity Ex Transition Period	false